Not FDIC Insured May Lose Value No Bank Guarantee
192-Q1PH

Statement of Investments
(unaudited)
Franklin Real Estate Securities Fund 2
Notes to Statement of Investments 4

Franklin Real Estate Securities Trust
Statement of Investments (unaudited), July 31, 2021
Franklin Real Estate Securities Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares a Value
a
Common Stocks 99.3%
Diversified REITs 1.5%
American Assets Trust, Inc. .............................. United States 44,982 $ 1,661,185
Broadstone Net Lease, Inc. .............................. United States 211,707 5,508,616
7,169,801
Health Care REITs 7.9%
Healthcare Realty Trust, Inc. ............................. United States 149,987 4,781,586
Healthpeak Properties, Inc. .............................. United States 467,141 17,270,203
Welltower , Inc. ....................................... United States 174,227 15,133,357
37,185,146
Hotel & Resort REITs 4.5%
a
Host Hotels & Resorts, Inc. .............................. United States 464,230 7,395,184
MGM Growth Properties LLC, A ........................... United States 205,077 7,751,910
a
Ryman Hospitality Properties, Inc. ......................... United States 78,524 6,022,791
21,169,885
Hotels, Resorts & Cruise Lines 0.2%
a
Airbnb, Inc., A ........................................ United States 7,455 1,073,595
a
Industrial REITs 12.9%
Americold Realty Trust ................................. United States 97,602 3,791,838
Prologis, Inc. ......................................... United States 301,327 38,581,909
Rexford Industrial Realty, Inc. ............................ United States 201,032 12,367,488
Terreno Realty Corp. ................................... United States 91,155 6,231,356
60,972,591
Office REITs 9.0%
Alexandria Real Estate Equities, Inc. ....................... United States 85,459 17,206,315
Boston Properties, Inc. ................................. United States 45,132 5,297,594
City Office REIT, Inc. ................................... United States 199,185 2,563,511
Cousins Properties, Inc. ................................ United States 241,466 9,591,030
Douglas Emmett, Inc. .................................. United States 32,230 1,076,482
Kilroy Realty Corp. .................................... United States 102,935 7,130,307
42,865,239
Real Estate Development 0.8%
a
Howard Hughes Corp. (The) ............................. United States 40,080 3,715,817
a
Real Estate Services 1.4%
a
CBRE Group, Inc., A ................................... United States 69,918 6,744,290
a
Residential REITs 17.6%
American Homes 4 Rent, A .............................. United States 393,392 16,522,464
AvalonBay Communities, Inc. ............................ United States 86,877 19,793,187
Camden Property Trust ................................. United States 96,452 14,408,964
Equity LifeStyle Properties, Inc. ........................... United States 195,532 16,385,582
UDR, Inc. ........................................... United States 294,189 16,177,453
83,287,650
Retail REITs 11.5%
NETSTREIT Corp. .................................... United States 147,425 3,825,679
Realty Income Corp. ................................... United States 229,480 16,130,149
Regency Centers Corp. ................................. United States 173,743 11,364,530
RPT Realty .......................................... United States 152,164 1,938,569
Simon Property Group, Inc. .............................. United States 58,555 7,408,378
Spirit Realty Capital, Inc. ................................ United States 192,126 9,648,568
Weingarten Realty Investors ............................. United States 135,398 4,358,462
54,674,335

Franklin Real Estate Securities Trust
Statement of Investments (unaudited)
Franklin Real Estate Securities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 5 .
a a
Country Shares a Value
a
Common Stocks
(continued)
Retail REITs (continued)
Specialized REITs 32.0%
American Tower Corp. .................................. United States 101,274 $ 28,640,287
Crown Castle International Corp. .......................... United States 134,947 26,056,916
CyrusOne , Inc. ....................................... United States 68,082 4,852,204
Equinix , Inc. ......................................... United States 39,090 32,069,827
Life Storage, Inc. ...................................... United States 46,389 5,444,213
Public Storage ....................................... United States 58,744 18,356,325
SBA Communications Corp. ............................. United States 68,680 23,419,193
Weyerhaeuser Co. .................................... United States 378,213 12,757,125
151,596,090
Total Common Stocks (Cost $280,506,820) .....................................
470,454,439
Short Term Investments 0.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.8%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 3,565,336 3,565,336
Total Money Market Funds (Cost $3,565,336) ...................................
3,565,336
Total Short Term Investments (Cost $3,565,336 ) .................................
3,565,336
a
Total Investments (Cost $284,072,156) 100.1% ..................................
$474,019,775
Other Assets, less Liabilities (0.1)% ...........................................
(256,609)
Net Assets 100.0% ...........................................................
$473,763,166
a
Non-income producing.
b
See Note 5 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Real Estate Securities Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
1. Organization
Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin Real Estate Securities Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
The Fund invests a large percentage of its total assets in REIT securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

Franklin Real Estate Securities Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended July 31, 2021, the Fund held investments in affiliated management investment companies as follows:
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At July 31, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Statement of Investments.
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Real Estate Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $2,173,280 $12,115,305 $(10,723,249) $— $— $3,565,336 3,565,336 $57
Total Affiliated Securities .... $2,173,280 $12,115,305 $(10,723,249) $— $— $3,565,336 $57
Selected Portfolio
REIT Real Estate Investment Trust
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.